Business Combinations - Additional Information (Details) € in Millions				1 Months Ended	12 Months Ended
	Jan. 08, 2019 JPY (¥) ¥ / shares shares	Apr. 30, 2018 JPY (¥)	Feb. 16, 2017 JPY (¥)	Jun. 08, 2018 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Jan. 08, 2019 shares	Jan. 08, 2019 JPY (¥)	Jan. 08, 2019	Jan. 08, 2019 $ / shares	Jun. 08, 2018 EUR (€)
Shire
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Consideration transferred									¥ 6,213,335,000,000
Issue price (in usd or jpy per share)	4,065										30.33
Acquisition-related costs	¥ 23,750,000,000
Equity issued (in shares) | shares								770,303,013
Issue price recorded as share capital (in jpy per share) | ¥ / shares	2,032.5
Increase in equity	¥ 3,131,282,000,000
Increase in equity recorded as share capital	1,565,641,000,000
Cash outflow	2,891,937,000,000
Cash consideration transferred	3,082,053,000,000
Basis adjustments									37,107,000,000
Cash acquired	¥ 227,223,000,000
Contingent liability									29,570,000,000
Contingent liability - fair value of potential payments					¥ 83,802,000,000				¥ 52,046,000,000
Revenue since acquisition date					309,198,000,000
Net loss since acquisition date					126,068,000,000
Shire | New Takeda Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued per acquiree share (in shares) | shares	0.839
Shire | American Depositary Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued per acquiree share (in shares) | shares	1.678
Ratio of ADS share per New Takeda Share	0.5
TiGenix
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		90.80%
Consideration transferred		¥ 70,003,000,000										€ 470.2
Acquisition-related costs				¥ 767,000,000
Cash outflow		66,749,000,000
Cash consideration transferred		67,319,000,000
Basis adjustments		3,381,000,000
Cash acquired		3,951,000,000
Goodwill increase (decrease)					(1,831,000,000)
Other assets increase (decrease)					(253,000,000)
Deferred tax liabilities increase (decrease)					¥ (2,084,000,000)
Fair value of hedging instrument		3,381,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		¥ 0
Individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Cash outflow						¥ 28,328,000,000	¥ 6,040,000,000
Cash consideration transferred							589,144,000,000
ARIAD Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred			¥ 618,893,000,000
Acquisition-related costs							¥ 3,194,000,000
Cash acquired			¥ 29,869,000,000
Goodwill increase (decrease)						(3,198,000,000)
Other liabilities increase (decrease)						2,827,000,000
Intangible assets increase (decrease)						(2,853,000,000)
Other assets increase (decrease)						(3,114,000,000)
Deferred tax liabilities increase (decrease)						¥ (11,992,000,000)